ASSET RETIREMENT OBLIGATION	12 Months Ended
Jun. 30, 2026
Asset Retirement Obligation
ASSET RETIREMENT OBLIGATION

17.	ASSET RETIREMENT OBLIGATION

The provisions relate to the company’s legal obligation to restore leased properties and equipment to their original condition upon the termination of the lease agreements.

Changes in asset retirement obligation for the years ended June 30, 2025 and 2026, are as follows:

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Balance at the beginning of the year	16,281	386	2
Accretion	3	2	—	*
Retirement (a)	(15,898)	(388)	(2)
Balance at the end of the year	386	—	—

**	Less than US$1,000

Note:

(a)	During the year ended June 30, 2026, the Company has fully settled its restoration obligation of JPY386 thousand. No gain or loss has been recognized.

During the year ended June 30, 2025, the Company closed its restaurant in Wakayama and executed an early termination of the underlying lease agreement upon mutual agreement with landlord. The Company has fully settled its restoration obligation of JPY15,898 thousand by i) offsetting the amount against the deposits held by the landlord of JPY12,851 thousand and ii) settling the residual amount of JPY3,047 thousand in cash in December 2024. No gain or loss has been recognized.